Investment Portfolio	as of April 30, 2022 (Unaudited)
DWS Total Return Bond Fund
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 34.9%
Communication Services 2.7%
Amazon.com, Inc.:
2.5%, 6/3/2050	614,000	453,755
2.7%, 6/3/2060 (b)	949,000	674,637
AT&T, Inc.:
2.25%, 2/1/2032	272,000	226,682
3.65%, 6/1/2051	360,000	291,760
Charter Communications Operating LLC:
3.5%, 3/1/2042	313,000	225,620
3.7%, 4/1/2051	122,000	86,047
Cox Communications, Inc., 144A, 2.95%, 10/1/2050	155,000	108,849
Discovery Communications LLC, 4.0%, 9/15/2055	224,000	167,984
Meituan, 144A, 2.125%, 10/28/2025	321,000	284,583
Netflix, Inc.:
144A, 3.625%, 6/15/2025	435,000	425,213
5.875%, 11/15/2028	1,350,000	1,390,500
NortonLifeLock, Inc., 3.95%, 6/15/2022	2,500,000	2,493,750
Rogers Communications, Inc., 144A, 3.8%, 3/15/2032	499,000	459,499
T-Mobile U.S.A., Inc.:
2.05%, 2/15/2028	95,000	83,698
3.0%, 2/15/2041	267,000	203,483
3.3%, 2/15/2051	142,000	106,222
Verizon Communications, Inc.:
2.1%, 3/22/2028	155,000	138,809
2.355%, 3/15/2032	310,000	260,292
2.65%, 11/20/2040	195,000	147,539
2.85%, 9/3/2041	250,000	195,089
3.0%, 11/20/2060	180,000	125,546
3.7%, 3/22/2061	220,000	176,865
Walt Disney Co., 2.65%, 1/13/2031	195,000	173,884
		8,900,306
Consumer Discretionary 4.0%
7-Eleven, Inc.:
144A, 1.3%, 2/10/2028	132,000	112,046
144A, 1.8%, 2/10/2031	492,000	397,767
Ford Motor Co., 3.25%, 2/12/2032	1,620,000	1,316,574
Ford Motor Credit Co. LLC:
2.7%, 8/10/2026	2,020,000	1,800,790
3.375%, 11/13/2025	1,094,000	1,050,437
4.95%, 5/28/2027	990,000	964,171
General Motors Co., 5.4%, 4/1/2048	270,000	253,535
General Motors Financial Co., Inc.:
2.35%, 1/8/2031	340,000	274,684
2.7%, 6/10/2031	340,000	279,879
3.1%, 1/12/2032	340,000	286,751
3.95%, 4/13/2024	535,000	537,185
4.35%, 4/9/2025	320,000	321,195

Home Depot, Inc.:
3.25%, 4/15/2032	780,000	730,077
3.625%, 4/15/2052	560,000	492,468
Lowe's Companies, Inc.:
2.8%, 9/15/2041	330,000	251,454
3.0%, 10/15/2050	304,000	225,055
4.25%, 4/1/2052	370,000	332,484
Magallanes, Inc.:
144A, 4.279%, 3/15/2032	930,000	863,872
144A, 5.05%, 3/15/2042	410,000	373,522
144A, 5.141%, 3/15/2052	450,000	401,189
144A, 5.391%, 3/15/2062	340,000	301,811
McDonald's Corp., 3.625%, 9/1/2049	193,000	161,387
Nissan Motor Co., Ltd., 144A, 4.345%, 9/17/2027	450,000	428,722
Royal Caribbean Cruises Ltd., 144A, 5.5%, 4/1/2028 (b)	540,000	492,750
Walmart, Inc., 1.8%, 9/22/2031	750,000	639,120
		13,288,925
Consumer Staples 0.9%
Altria Group, Inc.:
2.45%, 2/4/2032	171,000	136,840
3.7%, 2/4/2051	180,000	128,312
Anheuser-Busch Companies LLC, 4.9%, 2/1/2046	289,000	284,848
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040	371,000	348,968
5.55%, 1/23/2049	261,000	278,515
GSK Consumer Healthcare Capital U.S. LLC:
144A, 3.625%, 3/24/2032	600,000	563,614
144A, 4.0%, 3/24/2052	360,000	323,167
JBS Finance Luxembourg Sarl, 144A, 2.5%, 1/15/2027	860,000	771,850
Philip Morris International, Inc., 2.1%, 5/1/2030	270,000	230,664
		3,066,778
Energy 1.4%
Cenovus Energy, Inc., 2.65%, 1/15/2032 (b)	209,000	177,913
Cheniere Energy Partners LP, 4.5%, 10/1/2029	1,000,000	957,500
Enterprise Products Operating LLC, 3.3%, 2/15/2053	208,000	156,293
Exxon Mobil Corp., 2.44%, 8/16/2029 (b)	871,000	796,342
Hess Corp., 5.8%, 4/1/2047 (b)	425,000	448,560
Petroleos Mexicanos, 6.7%, 2/16/2032	500,000	430,840
Plains All American Pipeline LP, 3.8%, 9/15/2030	160,000	148,098
Saudi Arabian Oil Co., 144A, 1.625%, 11/24/2025	242,000	225,196
Shell International Finance BV, 3.0%, 11/26/2051	1,250,000	975,661
Total Energies Capital International SA, 3.127%, 5/29/2050	220,000	174,165
Williams Companies, Inc., 3.5%, 10/15/2051	210,000	160,981
		4,651,549
Financials 11.4%
AerCap Ireland Capital DAC:
1.75%, 1/30/2026	232,000	206,246
3.3%, 1/30/2032	650,000	540,820
Air Lease Corp.:
3.0%, 2/1/2030	548,000	476,801
4.125%, Perpetual (c)	3,250,000	2,760,445
Aircastle Ltd., 4.4%, 9/25/2023	544,000	546,340
Ares Capital Corp., 2.875%, 6/15/2027 (b)	570,000	510,514

Avolon Holdings Funding Ltd.:
144A, 2.528%, 11/18/2027	596,000	512,532
144A, 4.25%, 4/15/2026	170,000	163,012
Banco del Estado de Chile, 144A, 2.704%, 1/9/2025	960,000	931,267
Banco Santander SA, 1.722%, 9/14/2027	360,000	316,662
Bank of America Corp.:
3-month USD-LIBOR + 0.77%, 1.085% (d), 2/5/2026	579,000	576,248
1.922%, 10/24/2031	477,000	387,856
2.972%, 2/4/2033	1,410,000	1,226,913
2.972%, 7/21/2052	256,000	189,359
3.824%, 1/20/2028	350,000	340,267
4.375%, Perpetual (c)	900,000	796,500
Bank of New York Mellon Corp.:
3.7%, Perpetual (c)	635,000	587,375
3.75%, Perpetual (b) (c)	1,215,000	1,081,350
Bank of Nova Scotia, 3.625%, 10/27/2081	1,800,000	1,437,220
Barclays PLC:
2.645%, 6/24/2031	380,000	320,710
2.852%, 5/7/2026	675,000	647,787
3.33%, 11/24/2042	300,000	234,079
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	647,000	598,494
Blackstone Holdings Finance Co. LLC, 144A, 2.0%, 1/30/2032	620,000	504,805
Blackstone Secured Lending Fund:
144A, 2.85%, 9/30/2028	330,000	277,045
3.625%, 1/15/2026	625,000	597,993
Capital One Financial Corp., 2.359%, 7/29/2032	770,000	619,761
Citigroup, Inc.:
3.2%, 10/21/2026	450,000	433,743
4.0%, Perpetual (c)	750,000	680,625
Corebridge Financial, Inc.:
144A, 3.9%, 4/5/2032	630,000	591,278
144A, 4.35%, 4/5/2042	510,000	461,203
Credit Suisse Group AG, 144A, 2.193%, 6/5/2026	480,000	443,079
Enstar Finance LLC, 5.5%, 1/15/2042 (b)	1,200,000	1,116,000
HSBC Holdings PLC, 2.206%, 8/17/2029	240,000	206,422
JPMorgan Chase & Co.:
SOFR + 1.18%, 1.402% (d), 2/24/2028	1,453,000	1,436,000
1.953%, 2/4/2032	216,000	176,367
2.739%, 10/15/2030	450,000	399,709
2.963%, 1/25/2033	630,000	554,256
3.328%, 4/22/2052	229,000	182,653
3.65%, Perpetual (c)	650,000	583,375
3.782%, 2/1/2028	669,000	649,140
Mizuho Financial Group, Inc., 1.234%, 5/22/2027	575,000	508,609
Morgan Stanley:
2.484%, 9/16/2036	537,000	429,631
2.943%, 1/21/2033	434,000	378,326
3.217%, 4/22/2042	70,000	57,512
Nippon Life Insurance Co., 144A, 2.75%, 1/21/2051	450,000	387,000
Oversea-Chinese Banking Corp., Ltd., 144A, 1.832%, 9/10/2030	1,535,000	1,426,813
PNC Financial Services Group, Inc., 3.4%, Perpetual (c)	1,300,000	1,118,000
REC Ltd.:
144A, 4.75%, 5/19/2023	683,000	688,223
144A, 5.25%, 11/13/2023	1,345,000	1,369,811
Santander Holdings U.S.A., Inc., 3.244%, 10/5/2026	450,000	427,863
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042	750,000	748,302
The Charles Schwab Corp., Series I, 4.0%, Perpetual (c)	965,000	875,014

The Goldman Sachs Group, Inc.:
0.855%, 2/12/2026		455,000	415,405
1.431%, 3/9/2027		379,000	338,321
1.992%, 1/27/2032		580,000	468,551
2.908%, 7/21/2042		268,000	204,405
3.8%, Perpetual (c)		700,000	615,989
U.S. Bancorp., 3.7%, Perpetual (c)		1,385,000	1,183,164
UBS Group AG:
144A, 2.746%, 2/11/2033		340,000	285,432
144A, 4.375%, Perpetual (c)		501,000	418,185
Wells Fargo & Co.:
2.393%, 6/2/2028		574,000	522,185
3.068%, 4/30/2041		220,000	176,838
			38,345,830
Health Care 2.4%
AbbVie, Inc.:
4.25%, 11/21/2049		313,000	286,664
4.75%, 3/15/2045		196,000	190,735
Amgen, Inc.:
2.8%, 8/15/2041		131,000	100,470
3.0%, 1/15/2052		285,000	206,048
AstraZeneca PLC, 2.125%, 8/6/2050		238,000	162,773
Baxter International, Inc., 144A, 1.915%, 2/1/2027		190,000	172,837
Bristol-Myers Squibb Co.:
3.7%, 3/15/2052		480,000	425,364
4.25%, 10/26/2049		400,000	384,100
Centene Corp.:
2.45%, 7/15/2028		540,000	471,101
2.625%, 8/1/2031		1,100,000	913,781
Cigna Corp.:
2.375%, 3/15/2031		57,000	48,786
3.4%, 3/15/2051		175,000	137,039
CVS Health Corp.:
1.75%, 8/21/2030		450,000	366,358
2.7%, 8/21/2040		105,000	79,204
4.25%, 4/1/2050		80,000	72,451
5.05%, 3/25/2048		220,000	221,325
DH Europe Finance II Sarl, 0.75%, 9/18/2031	EUR	2,010,000	1,837,332
Eli Lilly & Co., 2.25%, 5/15/2050		228,000	163,256
Gilead Sciences, Inc.:
1.65%, 10/1/2030		140,000	116,172
2.8%, 10/1/2050		170,000	121,861
HCA, Inc.:
4.125%, 6/15/2029		514,000	491,774
5.25%, 6/15/2049		180,000	171,561
Johnson & Johnson, 2.25%, 9/1/2050		200,000	142,486
Pfizer, Inc., 2.55%, 5/28/2040		288,000	232,170
Thermo Fisher Scientific, Inc.:
2.0%, 10/15/2031		170,000	142,919
2.8%, 10/15/2041		150,000	119,978
UnitedHealth Group, Inc.:
2.9%, 5/15/2050		190,000	147,008
3.25%, 5/15/2051		220,000	181,724
			8,107,277
Industrials 2.9%
Adani Ports & Special Economic Zone Ltd., 144A, 4.2%, 8/4/2027		564,000	531,649

Boeing Co.:
1.95%, 2/1/2024	1,040,000	1,010,078
2.196%, 2/4/2026	1,172,000	1,068,968
2.75%, 2/1/2026	1,435,000	1,355,122
Canadian Pacific Railway Co.:
3.0%, 12/2/2041	150,000	121,979
3.1%, 12/2/2051	140,000	108,391
Delta Air Lines, Inc.:
4.375%, 4/19/2028 (b)	850,000	795,379
144A, 4.5%, 10/20/2025	120,000	119,188
FedEx Corp., 2.4%, 5/15/2031	270,000	231,887
Lockheed Martin Corp., 3.9%, 6/15/2032 (e)	890,000	883,077
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	670,000	683,387
Otis Worldwide Corp., 2.565%, 2/15/2030	240,000	210,475
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	2,380,000	2,377,025
Union Pacific Corp., 2.95%, 3/10/2052	286,000	219,271
		9,715,876
Information Technology 3.8%
Apple, Inc.:
2.375%, 2/8/2041	1,120,000	872,808
2.7%, 8/5/2051	836,000	640,859
Broadcom, Inc., 144A, 3.137%, 11/15/2035	630,000	508,865
Dell International LLC:
144A, 3.45%, 12/15/2051	291,000	205,197
4.9%, 10/1/2026	998,000	1,018,664
5.3%, 10/1/2029	170,000	175,191
Fidelity National Information Services, Inc., 2.25%, 3/1/2031	445,000	372,978
HP, Inc., 4.2%, 4/15/2032	1,850,000	1,696,818
Intel Corp.:
3.05%, 8/12/2051	100,000	77,635
3.2%, 8/12/2061	90,000	67,994
Micron Technology, Inc., 2.703%, 4/15/2032	564,000	469,111
Microsoft Corp.:
2.525%, 6/1/2050	200,000	149,958
2.921%, 3/17/2052	775,000	628,256
MSCI, Inc.:
144A, 3.25%, 8/15/2033	420,000	354,900
144A, 3.625%, 9/1/2030	500,000	440,950
NVIDIA Corp., 2.0%, 6/15/2031	1,134,000	972,700
NXP BV:
144A, 2.5%, 5/11/2031	450,000	373,872
144A, 2.65%, 2/15/2032 (b)	202,000	168,923
144A, 3.125%, 2/15/2042	210,000	162,441
Oracle Corp.:
3.6%, 4/1/2050	41,000	29,494
3.65%, 3/25/2041	394,000	305,142
Salesforce, Inc., 2.9%, 7/15/2051	1,100,000	860,897
SK Hynix, Inc., 144A, 1.5%, 1/19/2026	799,000	725,021
Take-Two Interactive Software, Inc., 4.0%, 4/14/2032	580,000	552,252
TSMC Arizona Corp.:
4.25%, 4/22/2032	540,000	536,957
4.5%, 4/22/2052	560,000	559,089
		12,926,972

Materials 0.8%
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025		2,370,000	2,412,973
Suzano Austria GmbH, 2.5%, 9/15/2028		320,000	272,640
			2,685,613
Real Estate 1.3%
Boston Properties LP, (REIT), 2.55%, 4/1/2032		310,000	259,622
Crown Castle International Corp., (REIT), 3.8%, 2/15/2028 (b)		650,000	625,741
Equinix, Inc., (REIT), 3.9%, 4/15/2032		1,270,000	1,191,532
MPT Operating Partnership LP, (REIT), 3.5%, 3/15/2031		1,750,000	1,486,380
Welltower, Inc.:
(REIT), 2.75%, 1/15/2031		130,000	114,389
(REIT), 2.8%, 6/1/2031		310,000	274,177
(REIT), 3.1%, 1/15/2030		370,000	340,214
			4,292,055
Utilities 3.3%
AES Panama Generation Holdings SRL, 144A, 4.375%, 5/31/2030		388,000	345,320
Consolidated Edison Co. of New York, Inc., 2.4%, 6/15/2031		460,000	398,708
Dominion Energy, Inc., 3.375%, 4/1/2030		480,000	444,457
Duke Energy Corp.:
3.25%, 1/15/2082		990,000	842,113
4.2%, 6/15/2049		120,000	106,005
Duke Energy Indiana LLC, 2.75%, 4/1/2050		480,000	353,802
EDP Finance BV, 144A, 3.625%, 7/15/2024		695,000	688,728
NextEra Energy Capital Holdings, Inc., 3.5%, 4/1/2029		330,000	311,847
NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026 (b)		750,000	707,813
144A, 4.25%, 7/15/2024		2,700,000	2,680,263
Pacific Gas and Electric Co.:
2.5%, 2/1/2031		80,000	63,318
3.25%, 6/1/2031		290,000	243,252
3.3%, 8/1/2040		230,000	167,628
3.5%, 8/1/2050		105,000	73,198
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	2,526,000	2,690,386
Southern Co., 3.75%, 9/15/2051 (b)		763,000	686,700
Southern Power Co., 4.95%, 12/15/2046		335,000	325,902
			11,129,440
Total Corporate Bonds (Cost $130,159,880)			117,110,621

Mortgage-Backed Securities Pass-Throughs 11.6%
Federal Home Loan Mortgage Corp.:
3.5%, with various maturities from 6/1/2028 until 7/1/2045		3,184,084	3,150,659
4.5%, 12/1/2040		344,080	357,686
5.5%, with various maturities from 6/1/2039 until 5/1/2041		562,760	605,942
6.0%, 11/1/2038		29,822	30,290
7.5%, 2/1/2035		79,798	87,366
Federal National Mortgage Association:
3.0%, 5/12/2052 (e)		15,500,000	14,608,704
3.5%, with various maturities from 11/1/2042 until 5/12/2052 (e)		18,818,847	18,294,548
4.5%, 11/1/2043		241,443	251,155
5.5%, with various maturities from 2/1/2031 until 2/1/2042		1,008,331	1,071,410
6.5%, with various maturities from 5/1/2023 until 4/1/2037		13,495	14,592

Government National Mortgage Association:
4.5%, 7/15/2040	40,421	42,832
5.5%, 6/15/2042	63,616	68,134
6.5%, with various maturities from 12/15/2023 until 7/15/2039	199,163	215,375
Total Mortgage-Backed Securities Pass-Throughs (Cost $39,623,023)		38,798,693

Asset-Backed 5.9%
Automobile Receivables 0.2%
JPMorgan Chase Bank NA, “E”, Series 2021-1, 144A, 2.365%, 9/25/2028	786,856	770,489
Home Equity Loans 0.0%
CIT Home Equity Loan Trust, “AF6”, Series 2002-1, 6.2%, 2/25/2030	14,869	14,627
Miscellaneous 5.7%
AMSR Trust:
“B”, Series 2021-SFR2, 144A, 1.777%, 8/17/2038	5,806,667	5,131,979
“C”, Series 2021-SFR2, 144A, 1.877%, 8/17/2038	3,350,000	2,943,839
Babson CLO Ltd., “A2R”, Series 2016-1A, 144A, 3-month USD-LIBOR + 1.45%, 2.634% (d), 7/23/2030	3,300,000	3,268,439
CF Hippolyta LLC, “B1”, Series 2020-1, 144A, 2.28%, 7/15/2060	1,467,691	1,366,557
DB Master Finance LLC, “A23”, Series 2021-1A, 144A, 2.791%, 11/20/2051	3,740,625	3,225,743
Progress Residential Trust, “B”, Series 2021-SFR3, 144A, 1.495%, 10/17/2027	1,300,000	1,170,055
Wendy's Funding LLC, “A2II”, Series 2021-1A, 144A, 2.775%, 6/15/2051	2,220,223	1,920,483
		19,027,095
Total Asset-Backed (Cost $21,978,413)		19,812,211

Commercial Mortgage-Backed Securities 2.8%
20 Times Square Trust:
“B”, Series 2018-20TS, 144A, 3.203% (d), 5/15/2035	2,000,000	1,948,990
“C”, Series 2018-20TS, 144A, 3.203% (d), 5/15/2035	1,500,000	1,446,920
BAMLL Commercial Mortgage Securities Trust, “C”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.35%, 1.904% (d), 9/15/2034	667,000	643,595
Citigroup Commercial Mortgage Trust, “D”, Series 2019-PRM, 144A, 4.35%, 5/10/2036	1,275,000	1,294,130
GMAC Commercial Mortgage Securities, Inc., “G”, Series 2004-C1, 144A, 5.455%, 3/10/2038	2,674,892	1,604,935
JPMorgan Chase Commercial Mortgage Securities Trust, “A”, Series 2018-PHH, 144A, 1-month USD-LIBOR + 1.060%, 2.56% (d), 6/15/2035	1,938,171	1,900,678
Natixis Commercial Mortgage Securities Trust, “A”, Series 2018-OSS, 144A, 4.177%, 12/15/2037	750,000	739,012
Total Commercial Mortgage-Backed Securities (Cost $10,805,129)		9,578,260

Collateralized Mortgage Obligations 8.6%
Alternative Loan Trust, “1A4”, Series 2006-43CB, 6.0%, 2/25/2037	109,053	72,880
Arroyo Mortgage Trust, “A1”, Series 2021-1R, 144A, 1.175%, 10/25/2048	3,072,734	2,862,314
Banc of America Mortgage Trust, “2A2”, Series 2004-A, 2.63% (d), 2/25/2034	48,813	49,486
Bear Stearns Adjustable Rate Mortgage Trust, “2A1”, Series 2005-11, 2.666% (d), 12/25/2035	81,087	81,984
CHL Mortgage Pass Through Trust, “2A5”, Series 2004-13, 5.75%, 8/25/2034	139,171	133,126
Connecticut Avenue Securities Trust:
“1M2”, Series 2019-R03, 144A, 1-month USD-LIBOR + 2.15%, 2.818% (d), 9/25/2031	68,831	68,831
“1M2”, Series 2019-R02, 144A, 1-month USD-LIBOR + 2.3%, 2.968% (d), 8/25/2031	111,599	111,642
CSFB Mortgage-Backed Pass-Through Certificates, “10A3”, Series 2005-10, 6.0%, 11/25/2035	197,492	67,693

Fannie Mae Connecticut Avenue Securities:
“1M2”, Series 2018-C06, 1-month USD-LIBOR + 2.0%, 2.668% (d), 3/25/2031	449,996	450,268
“1M2”, Series 2018-C03, 1-month USD-LIBOR + 2.15%, 2.818% (d), 10/25/2030	651,441	656,556
“1M2”, Series 2018-C01, 1-month USD-LIBOR + 2.25%, 2.918% (d), 7/25/2030	599,284	604,899
Farm Mortgage Trust, “A”, Series 2021-1, 144A, 2.18%, 1/25/2051	1,623,926	1,454,971
Federal Home Loan Mortgage Corp., “6”, Series 233, Interest Only, 4.5%, 8/15/2035	94,576	15,562
Flagstar Mortgage Trust:
“A1”, Series 2021-9INV, 144A, 2.5%, 9/25/2041	2,266,155	2,115,128
“A5”, Series 2021-5INV, 144A, 2.5%, 7/25/2051	3,401,075	3,185,964
“A2”, Series 2021-6INV, 144A, 3.0%, 8/25/2051	3,997,689	3,656,067
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2”, Series 2019-DNA4, 144A, 1-month USD-LIBOR + 1.95%, 2.618% (d), 10/25/2049	255,501	255,721
“M2”, Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.1%, 2.768% (d), 9/25/2048	953,426	958,994
“M2”, Series 2018-DNA2, 144A, 1-month USD-LIBOR + 2.15%, 2.818% (d), 12/25/2030	1,334,625	1,344,623
“M2”, Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.65%, 3.318% (d), 1/25/2049	171,324	172,839
Government National Mortgage Association:
“DI”, Series 2014-102, Interest Only, 3.5%, 7/16/2029	2,084,071	90,567
“HI”, Series 2015-77, Interest Only, 4.0%, 5/20/2045	998,121	162,983
GS Mortgage-Backed Securities Trust, “A2”, Series 2021-GR1, 144A, 2.5%, 11/25/2051	4,048,470	3,580,159
JPMorgan Mortgage Trust:
“2A1”, Series 2006-A2, 2.834% (d), 4/25/2036	266,650	256,595
“A12”, Series 2022-3, 144A, 3.0%, 8/25/2052	2,691,260	2,649,731
“A3”, Series 2019-INV3, 144A, 3.5%, 5/25/2050	1,058,954	1,020,457
“A3”, Series 2020-INV1, 144A, 3.5%, 8/25/2050	322,077	310,169
Mello Mortgage Capital Acceptance, “A3”, Series 2021-INV3, 144A, 2.5%, 10/25/2051	2,750,432	2,432,273
Merrill Lynch Mortgage Investors Trust, “2A”, Series 2003-A6, 2.385% (d), 10/25/2033	108,210	107,809
Total Collateralized Mortgage Obligations (Cost $31,486,982)		28,930,291

Government & Agency Obligations 41.0%
Sovereign Bonds 0.6%
Perusahaan Penerbit SBSN Indonesia III, 144A, 2.8%, 6/23/2030	1,255,000	1,153,972
United Mexican States, 3.5%, 2/12/2034	940,000	794,338
		1,948,310
U.S. Government Sponsored Agencies 0.6%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031	1,500,000	1,906,679
U.S. Treasury Obligations 39.8%
U.S. Treasury Bonds:
Zero Coupon, 8/15/2042	1,325,000	689,260
1.875%, 11/15/2051	980,100	768,766
2.0%, 11/15/2041	10,009,200	8,284,177
2.25%, 2/15/2052	4,217,800	3,621,377
2.375%, 2/15/2042	3,726,400	3,292,624
U.S. Treasury Inflation Indexed Note, 0.125%, 10/15/2026	16,913,558	17,427,572
U.S. Treasury Notes:
1.375%, 12/31/2028	1,805,700	1,633,594
1.375%, 11/15/2031	13,727,400	11,987,881
1.5%, 2/29/2024	37,743,800	36,957,962
1.5%, 2/15/2025	2,565,400	2,469,799
1.875%, 2/28/2027	13,789,700	13,131,457

1.875%, 2/28/2029	15,746,800	14,706,035
1.875%, 2/15/2032	20,503,800	18,722,532
		133,693,036
Total Government & Agency Obligations (Cost $145,483,832)		137,548,025

Short-Term U.S. Treasury Obligations 2.5%
U.S. Treasury Bills:
0.06% (f), 5/19/2022 (g)	750,000	749,922
0.19% (f), 5/10/2022	730,000	729,982
0.219% (f), 5/19/2022	4,100,000	4,099,574
0.244% (f), 5/19/2022	500,000	499,948
0.458% (f), 6/16/2022	1,000,000	999,445
1.039% (f), 11/3/2022	1,500,000	1,489,252
Total Short-Term U.S. Treasury Obligations (Cost $8,570,796)		8,568,123
	Shares	Value ($)

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (h) (Cost $70,220)	315	31,161

Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.26% (i) (j) (Cost $5,017,193)	5,017,193	5,017,193

Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 0.32% (i)	4,834,844	4,834,844
DWS ESG Liquidity Fund "Capital Shares", 0.43% (i)	3,409	3,406
Total Cash Equivalents (Cost $4,838,253)		4,838,250

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $398,033,721)	110.2	370,232,828
Other Assets and Liabilities, Net	(10.2)	(34,378,291)
Net Assets	100.0	335,854,537
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2022 are as follows:
Value ($) at 1/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2022	Value ($) at 4/30/2022
Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.26% (i) (j)
15,961,578	—	10,944,385 (k)	—	—	27,562	—	5,017,193	5,017,193
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 0.32% (i)
20,984,227	60,924,218	77,073,601	—	—	5,507	—	4,834,844	4,834,844
DWS ESG Liquidity Fund “Capital Shares”, 0.43% (i)
3,406	1	—	—	(1)	2	—	3,409	3,406
36,949,211	60,924,219	88,017,986	—	(1)	33,071	—	9,855,446	9,855,443
*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.

(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at April 30, 2022 amounted to $4,840,443, which is 1.4% of net assets.
(c)	Perpetual, callable security with no stated maturity date.
(d)	Variable or floating rate security. These securities are shown at their current rate as of April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(e)	When-issued or delayed delivery securities included.
(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At April 30, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	Investment was valued using significant unobservable inputs.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended April 30, 2022.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
SOFR: Secured Overnight Financing Rate
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June of 2023 to assist with the transition. The Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the Fund of the transition away from LIBOR.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At April 30, 2022, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	6/21/2022	28	3,539,220	3,336,375	(202,845)
Ultra Long U.S. Treasury Bond	USD	6/21/2022	123	22,631,368	19,733,813	(2,897,555)
Total unrealized depreciation						(3,100,400)

At April 30, 2022, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
2 Year U.S. Treasury Note	USD	6/30/2022	29	6,219,977	6,113,563	106,414
3 Year U.S. Treasury Note	USD	6/30/2022	51	11,332,236	11,029,547	302,689
5 Year U.S. Treasury Note	USD	6/30/2022	284	33,338,110	31,998,812	1,339,298
Ultra 10 Year U.S. Treasury Note	USD	6/21/2022	210	29,373,210	27,090,000	2,283,210
Total unrealized appreciation						4,031,611
At April 30, 2022, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	4,905,000	USD	5,553,181	5/4/2022	377,851	State Street Bank and Trust
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$117,110,621	$—	$117,110,621
Mortgage-Backed Securities Pass-Throughs	—	38,798,693	—	38,798,693
Asset-Backed (a)	—	19,812,211	—	19,812,211
Commercial Mortgage-Backed Securities	—	9,578,260	—	9,578,260
Collateralized Mortgage Obligations	—	28,930,291	—	28,930,291
Government & Agency Obligations (a)	—	137,548,025	—	137,548,025
Short-Term U.S. Treasury Obligations	—	8,568,123	—	8,568,123
Warrants	—	—	31,161	31,161
Short-Term Investments (a)	9,855,443	—	—	9,855,443
Derivatives (b)
Futures Contracts	4,031,611	—	—	4,031,611
Forward Foreign Currency Contracts	—	377,851	—	377,851
Total	$13,887,054	$360,724,075	$31,161	$374,642,290
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(3,100,400)	$—	$—	$(3,100,400)
Total	$(3,100,400)	$—	$—	$(3,100,400)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of April 30, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Futures Contracts
Interest Rate Contracts	$ —	$ 931,211
Foreign Exchange Contracts	$ 377,851	$ —
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DTRBF-PH1
R-080548-1 (1/23)